Capital Stock - Additional Information, Stock-based compensation (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)				1,490,000	0	0
Weighted-average grant-date fair value of options granted (in dollars per share)				$ 1.16	$ 0	$ 0
Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture				$ 0.3	$ 0.3	$ 0.2
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted				11,787,597	5,158,441
Stock options granted (in shares)				1,489,648	0	0
Stock option, term (in years)				10 years
Vesting period (in years)				3 years
Unrecognized compensation cost related to non-vested stock options granted under the Plans				$ 0.6
Compensation costs				1.1	$ 1.0	$ 1.9
Intrinsic value of outstanding in-the-money stock options				$ 3.8	$ 0.0
Weighted-average remaining life (in years)				5 years 10 months 24 days	5 years 8 months 12 days
Weighted-average grant-date fair value of options granted (in dollars per share)				$ 1.16
Expected volatility used in computing fair value of options granted				38.63%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				5 years 6 months
Dividend yield used in computing fair value of options granted				0.00%
Risk-free interest rate used in computing fair value of options granted				3.01%
Estimated forfeiture rate used in computing fair value of options granted				6.00%
Stock Options | Nonvested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of non-vested options forfeited				$ 0.0	$ 0.0	$ 0.2
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)				3 years
Common stock conversion (in shares)				1
Number of shares or units granted equity based compensation awards				787,586	355,944	986,314
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture				$ 2.3	$ 1.4	$ 3.1
Vested restricted stock (in shares)				631,706	880,320	480,498
Market value of vested restricted stock				$ 2.2	$ 4.7	$ 3.0
Stock granted (in shares)				218,671	222,590	256,780
Share based compensation expense				$ 2.9	$ 2.3	$ 3.1
Restricted Stock Units | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 1.9	$ 1.7	$ 3.1
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs				$ 0.3	$ 0.6	$ 0.6
Number of shares or units granted equity based compensation awards				95,485	149,366	203,468